Related Party Transactions - Convertible Term Note (Details) - Tradeweb Markets LLC - Predecessor - TR - Convertible term note - USD ($)		12 Months Ended
	May 05, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Related Party Transactions
Amount of loan				$ 29,285,000
Debt interest expense		$ 455,000	$ 1,339,000
LIBOR
Related Party Transactions
Variable interest rate basis				LIBOR
Basis spread on variable rate				1.50%
Variable rate additional adjustment				3.00%
Effective interest rate percentage		4.50%	4.50%
Class A common stock
Related Party Transactions
Number of equity shares issued upon conversion of debt	1,835
Share Price (per share)	$ 15,958